Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions And Other Long term Liabilities [Abstract]
Schedule of Provisions and Other Long-term Liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation	Income	Other	Total
As of January 1, 2020	56,113	2,267	3,682	62,062
Addition to provision / changes in estimates	(1,812)	(258)	1,904	(166)
Acquisitions (Note 36.1)	5,629	2,339	8,551	16,519
Exchange difference	2,215	(93)	133	2,255
Foreign currency translation	(2,057)	—	—	(2,057)
Amortization	—	(387)	—	(387)
Unwinding of discount	4,276	—	371	4,647
Amounts used during the year	(272)	(40)	(139)	(451)
Liabilities associated with assets held for sale	(52)	—	—	(52)
As of December 31, 2020	64,040	3,828	14,502	82,370
Addition to provision / changes in estimates	(651)	(46)	59	(638)
Acquisitions (Note 36.1)	—	—	—	—
Exchange difference	(668)	(228)	(1,079)	(1,975)
Foreign currency translation	(651)	—	(2)	(653)
Amortization	—	(223)	—	(223)
Unwinding of discount	3,140	—	486	3,626
Amounts used during the year	(170)	—	(291)	(461)
Liabilities associated with assets held for sale	(19,198)	—	—	(19,198)
As of December 31, 2021	45,842	3,331	13,675	62,848